SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9—SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.